FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3

1. Investment Company Act File Number 811-5845

    Date of Notification: September 4, 2015

2. Exact name of investment company as specified in registration statement:

INVESCO SENIOR LOAN FUND

3. Address of principal executive office:

1555 Peachtree Street, N.E.

Atlanta, GA 30309

A. ☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. ☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. ☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ John M. Zerr
John M. Zerr
Senior Vice President and Secretary

Invesco Senior Loan Fund - Repurchase Offer Notice

This notice is to inform you of the dates for your Fund’s current repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice.

September 4, 2015

Dear Invesco Senior Loan Fund Shareholder:

We extend this repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell Fund shares only during one of the Fund’s scheduled monthly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that early withdrawal of shares from the Fund may result in a sales charge and may be a taxable event; consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins on September 11, 2015 and ends (unless extended) on the repurchase request deadline at the close of the New York Stock Exchange (normally the Exchange closes at 4 p.m., Eastern Time, but it may close earlier on certain days) on September 18, 2015. Shares accepted for repurchase will be purchased at a price equal to the respective net asset value of such shares on the repurchase pricing date, which is described further in the enclosed Repurchase Offer Terms. For informational purposes, on August 28, 2015, the net asset values per share of the Fund’s share classes were as follows:

Class A	-	$6.52
Class B	-	$6.52
Class C	-	$6.53
Class IB	-	$6.53
Class IC	-	$6.53
Class Y	-	$6.53

If you intend to sell or exchange your shares during this repurchase offer period, please read the enclosed documents.

You should also consider the following:

■	Determine if your account is held with your financial advisor or directly with Invesco Investment Services, Inc. (IIS). If you are unsure if your account is held directly with IIS or with your financial advisor, please review your most recent account statement. If your statement is from your financial advisor, you must contact your financial advisor for assistance because there may be different requirements for making a repurchase request during the repurchase offer period. If your statement is from Invesco, you may either contact your financial advisor or you can contact a Client Services representative at 800 959 4246.

■	If you wish to sell shares held in an Invesco sponsored retirement plan account with Invesco Trust Company (ITC) serving as custodian, you must complete and submit the appropriate Invesco retirement account distribution form in addition to the enclosed Repurchase Request Form to execute your request. Please note that Required Minimum Distributions, Substantially Equal Periodic Payments (72t) or any other systematic redemptions will not be allowed out of the Invesco Senior Loan Fund. To obtain a distribution form, please contact a Client Services representative at 800 959 4246 or you may download the form at invesco.com/us.

■	If you wish to sell any of your Fund shares during this repurchase offer period, all requests must be received in good order prior to the close of the New York Stock Exchange on September 18, 2015.

Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form if you have any questions or contact a Client Services representative at 800 959 4246. The enclosed documents apply to the current repurchase offer period. New documents will be mailed to you in connection with any subsequent monthly offers.

Sincerely,

Invesco Investement Services, Inc.

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Invesco Senior Loan Fund Repurchase Offer Terms

1.	The Offer. Invesco Senior Loan Fund (the Fund) is offering to repurchase for cash up to six percent (6%) of the aggregate of its issued and outstanding Class A, Class B, Class C, Class IB, Class IC and Class Y shares of beneficial interest (“Shares”) on the repurchase request deadline (described below) at a price equal to the respective net asset value (“NAV” or “Net Asset Value”) as of the close of the New York Stock Exchange on the repurchase pricing date (described below), less any applicable early withdrawal charge (described below), upon the terms and conditions set forth in this Repurchase Offer Terms, the Invesco Senior Loan Fund Shareholder Repurchase Offer Notice (the “Repurchase Offer Notice”), the Fund’s Prospectus, and the related Repurchase Request Form. Together those documents constitute the “Offer.” The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Offer. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

2.	Net Asset Value. You must determine whether to tender Shares prior to the repurchase request deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the repurchase pricing date. The Net Asset Values may fluctuate between the date you submit your repurchase request and the repurchase request deadline (and the repurchase pricing date, if different.) The Net Asset Values on the repurchase request deadline and the repurchase pricing date could be higher or lower than on the date you submit a repurchase request. Please call a Client Services representative at 800 959 4246 for current NAV information.

3.	Repurchase Request Offer Period and Repurchase Request Deadline. This month’s Offer begins on September 11, 2015. All tenders of Shares for repurchase must be received in proper form by the Fund’s transfer agent, Invesco Investment Services, Inc. (IIS), between September 11, 2015 and before the close of the New York Stock Exchange (normally the Exchange closes at 4 p.m., Eastern Time, but it may close earlier on certain days) on September 18, 2015, unless extended (the “repurchase request deadline”).

4.	Repurchase Pricing Date. The repurchase pricing date normally will be the same date as the repurchase request deadline and pricing will be determined after the close of business on that date or as soon as such determination can be made thereafter (the “repurchase pricing date”). Pursuant to the Fund’s fundamental policies, the repurchase pricing date shall occur no later than the fourteenth calendar day after the repurchase request deadline (or the next business day after such fourteenth calendar day if the fourteenth calendar day is not a business day). If the Fund were to use a repurchase pricing date later than the repurchase request deadline, there is a risk that the Fund’s Net Asset Values per share may fluctuate between those dates.

5.	Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the repurchase pricing date and in any event will occur at least five business days before notification of the next monthly repurchase offer is sent to shareholders.

6.	Early Withdrawal Charge. The Fund does not currently charge a special handling or processing fee for repurchases. Your financial advisor or broker may charge a transaction fee in connection with submitting a repurchase request. An early withdrawal charge of up to 3% may be imposed on those Class B Shares accepted for repurchase that have been held for less than five years. An early withdrawal charge of up to 1% may be imposed on those Class C Shares accepted for repurchase that have been held for less than 1 year. Also, an early withdrawal charge of up to 1% may be imposed on certain Class A Shares accepted for repurchase that have been held for less than 18 months and that were not subject to a front-end sales load at the time of purchase. Please check your holdings and the Fund’s Prospectus.

7.	Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the number of Shares outstanding on the repurchase request deadline. If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent monthly repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

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8.	Withdrawal or Modification of Number of Shares to be Repurchased. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline. If your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. With respect to Shares held directly, shareholders seeking to modify or withdraw their tender of Shares must send to the Fund’s depositary, IIS, at the address noted in the Repurchase Request Form, a notice of withdrawal or notice of modification, as applicable, that specifies the name of the person withdrawing or modifying a tender of Shares, the number of Shares to be withdrawn or the modified number of Shares to be tendered and, if certificates representing such Shares have been delivered or otherwise identified to the depositary, the name of the registered holder(s) of such Shares. If certificates have been delivered to the depositary, then, prior to the release of such certificates, you must also submit the certificate numbers shown on the particular certificates evidencing such Shares, and the signature on the notice of withdrawal or notice of modification must be guaranteed. A signature or medallion guarantee is a stamp that carries financial backing that can be obtained from a bank or financial institution. Please keep in mind that a notary public is not an acceptable guarantor, and we will be unable to accept a stamp indicating “endorsement guarantee.” Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the repurchase request deadline. For further information regarding modifications or withdrawals of tenders, you may call a Client Services representative at 800 959 4246 or contact your financial advisor.

9.	Suspension or Postponement of Repurchase Offer. The Board of Trustees of the Fund may suspend or postpone this Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:
(A)	for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or
(B)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or
(C)	if the Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; or
(D)	for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

10.	Withholding. You should review the tax information in the Fund’s prospectus and statement of additional information, which describes the tax consequences of investing in the Fund and of participating in the repurchase. You should consult your tax advisor regarding the tax consequences applicable to you from participating in the repurchase. Participating in the repurchase could involve federal, state and local tax consequences. Federal tax withholding could apply to the repurchase in certain circumstances, including situations where the tendering shareholder has not submitted a valid Form W-9 (for United States persons including resident alien individuals) or Form W-8 (for non-U.S. shareholders) to the Fund.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s Prospectus.

For a copy of the Fund’s Prospectus or for other information, visit invesco.com/us, call a Client Services representative at 800 959 4246, or contact your financial advisor.

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Invesco Senior Loan Fund - Repurchase Request Form
Use this form to sell your shares for cash or exchange your shares for shares of another fund during the current repurchase offer period.
■	This form must be signed and dated within the current repurchase offer period and received before the repurchase request deadline as stated in the Repurchase Offer Notice and Repurchase Offer Terms.
■	Alternatively, if your account is eligible for the telephone repurchase option, you may call a Client Services representative at 800 959 4246 weekdays, 7 a.m. to 6 .p.m. CT within the current repurchase offer period to tender your shares. To protect shareholders, telephone repurchase procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape-recording telephone communications and providing written confirmation of instructions communicated by telephone.
■	For retirement accounts, please also include the appropriate Invesco retirement distribution form.
■	Please contact your financial advisor, broker-dealer or financial institution if your shares are not held directly with Invesco Investment Services, Inc. (IIS).

PLEASE USE BLUE OR BLACK INK	PLEASE PRINT CLEARLY IN BLOCK CAPITAL LETTERS

1 | Invesco Account Number and Registration Information

☐ SSN or ☐ TIN (Required)	Invesco Account Number

Account Registration (Please print name(s) as it appears on account.)

Primary Phone Number	Alternate Phone Number

2 | Redemption/Exchange Instructions (Select A or B.)

A. Redeem (Tender shares of the Fund in cash. Select one.)

☐	Entire fund

☐	Partial amount $	,	.	Dollars or	Shares

B. Exchange (Funds must be invested into the same class of shares. Select one option below and then indicate the fund(s) you are exchanging to.)

Note: Class IB and IC Shares will be exchanged into Class A Shares.

Exchange the following amount from my Invesco Senior Loan Fund:

☐	Entire fund

☐	Partial amount $	,	.	Dollars or	Shares

To the following fund(s) allocation:

To Fund Number	Fund Name	Percentage	Dollar/Share Amount

or	,	.

or	,	.

or	,	.

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3 | Payment Options (See signature guarantee requirements in section 4.)

Your redemption proceeds will be mailed to the address of record unless specified below.

By Check:

☐ Mail check(s) to the shareholder’s address of record.

☐ Mail check(s) to third party address (Specify name and address of third party below.)

Make check payable to:

Street Address (Including apartment or box number.)

City	State	ZIP

To Bank: (If banking information is provided below and a delivery option is not selected, proceeds will be sent via ACH.)

☐ Wire proceeds to my bank account.

☐ ACH transfer to my bank account. (Allow 2-3 business days to receive your proceeds.)

Bank Name

Name(s) on Bank Account

Account Type:  ☐ Checking    ☐ Savings

Name

Pay to the order of $

Please tape your voided check here.
Routing Number	Account Number

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4 | Authorization and Signature(s) (Please sign and date below.)

I have read, understand and agree to the foregoing Repurchase Request Form and the conditions of the Offer. I understand that early withdrawal of shares from the Fund may result in a sales charge and may be a taxable event. All registered owners must sign and date the document below. If you are not the registered owner of this account, please state the capacity in which you are authorized to sign and have your signature medallion guaranteed. I understand that failure of the registered owners who are U.S. shareholders to furnish a Form W-9 to IIS may result in backup withholding pursuant to the Internal Revenue Code and applicable Treasury Regulations. Non-U.S. shareholders should provide an appropriate Form W-8 to avoid withholding pursuant to the Internal Revenue Code and applicable Treasury Regulations.

Note: This form must be signed and dated within the current repurchase offer period.

Signature (Required)	Title	Date (mm/dd/yyyy) (Required)
X

Signature (If applicable.)		Date (mm/dd/yyyy)
X

A signature guarantee is required under the following circumstances:

■	Redemption proceeds will equal or exceed $250,000 per Fund.
■	Redemption proceeds to be paid to someone other than the account owner(s).
■	Redemption proceeds to be sent somewhere other than the address of record or bank of record on the account.
■	Redemption proceeds will be sent to address or bank account that has been on your Invesco account for less than 15 days.

Signature Guarantee: (Please place signature guarantee stamp below.)

Each signature must be guaranteed by a bank, broker-dealer, savings and loan association, credit union, national securities exchange or any other “eligible guarantor institution” as defined in rules adopted by the Securities and Exchange Commission. Signatures may also be guaranteed with a medallion stamp of the STAMP program or the NYSE Medallion Signature Program, provided that the amount of the transaction does not exceed the relevant surety coverage of the medallion. A signature guarantee may NOT be obtained through a notary public.

Note: Endorsement guarantee is not acceptable.

5 | Mailing Instructions

Please send completed and signed form to:
(Direct Mail)	(Overnight Mail)
Invesco Investment Services, Inc.	Invesco Investment Services, Inc.
P.O. Box 219078	c/o DST Systems, Inc.
Kansas City, MO 64121-9078	430 W. 7th Street
Kansas City, MO 64105-1407

For assistance please contact an Invesco Client Services representative at 800 959 4246, weekdays, 7 a.m. to 6 p.m. Central Time.

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Visit our website at invesco.com/us to:

■ Check your account balance ■ Confirm transaction history ■ Sign up for eDelivery of statements, daily transaction statements, tax forms, prospectuses, and reports	■ Check the current fund price, yield and total return on any fund ■ Retrieve account forms and investor education materials ■ View account statements and tax forms

Call the 24-Hour Automated Investor Line 800 246 5463 to:

■ Obtain fund prices	■ Check your account balance
■ Confirm your last three transactions	■ Order a recent account statement(s)

To use the system, please have your account numbers and Social Security number available.

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